UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2006
Check here if Amendment  [X];  Amendment Number: 1
This Amendment (check only one): 	[X] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Drew Curry
Title: Compliance Officer
Phone: 416-848-1942 ext 286
Signature, Place and Date of Signing:

Drew Curry,	Toronto, Ontario, January 17, 2007

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		37
Form 13F Information Table Value Total:		$849,429 (x 1000)



List of Other Included Managers:

No.	13F File Number	Name


                                                  FORM 13F INFORMATION TABLE

                   	TITLE OF               VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER     	CLASS     CUSIP       (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS  	SOLE    SHARED  NONE

3M Co.			COM	88579Y101	54054	726363	SH	 Sole			726363
American Power Conv	COM	29066107	15533	707311	SH	 Sole			707311
Bank of America Corp.	COM	60505104	47074	878742	SH	 Sole			878742
Career Education Corp.	COM	141665109	35425	1574456	SH	 Sole			1574456
Check Point Software	COM	2181334 	34928	1833492	SH	 Sole			1833492
Chevron Corp.		COM	166764100	26307	405600	SH	 Sole			405600
Cooper Tire & Rubber	COM	216831107	13044	1296605	SH	 Sole			1296605
Dell Inc.		COM	24702R101	14959	654958	SH	 Sole			654958
Diebold Inc		COM	253651103	18670	428891	SH	 Sole			428891
Dollar General Corp.	COM	256669102	29908	2194252	SH	 Sole			2194252
Dollar Tree Stores	COM	256747106	13029	420820	SH	 Sole			420820
Ferro Corp.		COM	315405100	6408	360385	SH	 Sole			360385
Fifth Third Bancorp	COM	316773100	25665	673980	SH	 Sole			673980
Fiserv Inc.		COM	337738108	28666	608755	SH	 Sole			608755
Glatfelter (P.H.) Co.	COM	377316104	13712	1011960	SH	 Sole			1011960
H&R Block Inc.		COM	93671105	23031	1059396	SH	 Sole			1059396
Health Mgmt Ass. Cl A	COM	421933102	32949	1576524	SH	 Sole			1576524
Hubbell Inc. Cl B	COM	443510201	23491	490419	SH	 Sole			490419
Insituform Techn Cl A	COM	457667103	6220	256185	SH	 Sole			256185
Int'l Flavors & Frag.	COM	459506101	27987	707803	SH	 Sole			707803
Intel Corp.		COM	458140100	39554	1922883	SH	 Sole			1922883
Keycorp			COM	493267108	5346	142800	SH	 Sole			142800
Kimberly-Clark Corp.	COM	494368103	33482	512269	SH	 Sole			512269
LA-Z-BOY Inc.		COM	505336107	8751	626885	SH	 Sole			626885
Manpower Inc.		COM	56418H100	11112	181363	SH	 Sole			181363
Merck & Company Inc.	COM	589331107	38957	929756	SH	 Sole			929756
NBTY Inc.		COM	628782104	21050	719155	SH	 Sole			719155
NCO Group Inc.		COM	628858102	8265	315232	SH	 Sole			315232
National City Corp.	COM	635405103	18972	518350	SH	 Sole			508350
Pfizer Inc.		COM	717081103	66930	2360002	SH	 Sole			2360002
Plantronics Inc.	COM	727493108	22527	1285029	SH	 Sole			1285029
Quaker Chemical Corp.	COM	747316107	9566	491813	SH	 Sole			491813
RadioShack Corp.	COM	750438103	17266	894592	SH	 Sole			894592
Superior Indust. Int'l	COM	868168105	4368	260160	SH	 Sole			260160
Timberland Co. Cl A	COM	887100105	17083	593792	SH	 Sole			593792
UnumProvident Corp.	COM	91529Y106	21469	1107208	SH	 Sole			1107208
Werner Enterprises Inc.	COM	950755108	13670	730636	SH	 Sole			730363
